Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Performance Conditions (Details)	12 Months Ended
Dec. 31, 2019
SO 2019 SOUS2019 AGA2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Evaluation date for performance conditions	07/31/2022
Nature of internal conditions	66 2/3% of the instruments will be exercisable or definitively vested, and 100% of the free shares for the AGA S 2019 will be vested, regardless of the variation of the stock market price of the Company’s shares, if at least one of the three following conditions is fulfilled: (i) if a marketing authorization is granted or an application for marketing authorization is examined:  by the European Medicines Agency (EMA) or the U.S. Food and Drug Administration (FDA) for elafibranor for NASH; or:  by the U.S. Food and Drug Administration (FDA)/the competent European authorities in the field of IVD for NIS4 for NASH; or: (ii) if at least two of the four clinical trial among the following trials have delivered their principal results or are ongoing:  Phase III clinical trials for elafibranor for PBC; or  clinical trial evaluating elafibranor’s efficacy in NASH pediatric patients; or  Phase IIb clinical trial or clinical trial aimed at registration for NTZ in fibrosis; or  Clinical trial evaluating elafibranor or NTZ in combination therapy for NASH or for hepatic fibrosis; or: (iii) if at least a new licensing agreement, on one or another of Genfit’s products in one or several territories, is entered into by the Company.
Nature of external conditions	33 1/3 % of the instruments will be exercisable or definitively vested, in proportion to the variation of the Company’s stock market price as per the following breakdown: (i) if the Final Price is strictly lower than the Initial Price, the number of the Stock Options exercisable is equal to 0; (ii) if the Final Price is between (i) a value equal to or higher than the Initial Price and (ii) a value lower than the Ceiling Price, the number of Stock Options exercisable is equal to: [(Final Price / Initial Price)-1]/2 x 1/3 of number of Stock Options; (iii) if the Final Price is equal to or higher than the Ceiling Price, the number of Stock Options exercisable is equal to the entire one-third of the Stock Options allocated
AGA S 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Evaluation date for performance conditions	07/31/2022
Nature of internal conditions	The free shares will definitively vest upon the same internal performance conditions as the SO 2019, SO US 2019 and AGA D 2019 plans
SO US 2019-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Nature of internal conditions	66 2/3 % of the instruments will be exercisable if at least if at least one of the three following conditions is fulfilled: (i) if elafibranor has been granted marketing authorization by the European Medicines Agency (EMA) or the U.S. Food and Drug Administration (FDA) in NASH or PBC or NIS4 has been authorized by FDA or received CE marking from the EMA; (ii) a licensing agreement pertaining to elafibranor or NTZ has been signed for the U.S. market and/or for at least two of the five major European markets (Germany, France, Italy, United Kingdom, Spain) and/or Japan; (iii) at least two clinical trials for drug registration are underway. Nature of external conditions
Nature of external conditions	33 1/3 % of the instruments will be exercisable, in proportion to the variation of the Company’s stock market price as per the following breakdown: (i) if the Final Price is strictly lower than the Initial Price, the number of the Stock Options exercisable is equal to 0; (ii) if the Final Price is between (i) a value equal to or higher than the Initial Price and (ii) a value lower than the Ceiling Price, the number of Stock Options exercisable is equal to: [(Final Price / Initial Price)-1]/2 x 1/3 of number of Stock Options; (iii) if the Final Price is equal to or higher than the Ceiling Price, the number of Stock Options exercisable is equal to the entire one-third of the Stock Options allocated.